Future Policy Benefit Reserves (Schedule Of Liability For Future Policy Benefits, Interest Assumptions On Individual Life Insurance) (Detail) (Life Insurance [Member])	Dec. 31, 2011
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	100.00%
2.5% to 5.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	11.00%
6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	29.00%
7.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	7.00%
8.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	11.00%
8.5% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	4.00%
6.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	4.00%
5.75% Graded To 6.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	1.00%
7.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	19.00%
Interest Sensitive [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	14.00%